UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Place X if Amendment		X		;	Amendment Number: 1

This Amendment (place X in only one):	 X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:		255,774
						(thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI AUSTRALIA IDX FD	CU	46428610	230	8810	SH		Sole				8810
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	456	6211	SH		Sole				6211
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	226	16440	SH		Sole				16440
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	216	11689	SH		Sole				11689
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	456	8616	SH		Sole				8616
ISHARES S&P 500 INDEX ETF	CU	46428720	5671	42826	SH		Sole				42826
ISHARES MSCI EMERGING MARKETS	CU	46428723	922	19375	SH		Sole				19375
ISHARES MSCI EAFE ETF	CU	46428746	4078	67801	SH		Sole				67801
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	14436	195366	SH		Sole				195366
ISHARES RUSSELL 2000 ETF	CU	46428765	14589	176195	SH		Sole				176195
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	316	10054	SH		Sole				10054
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1579	54014	SH		Sole				54014
VANGUARD DIVIDEND APPRECIATION	CU	92190884	391	6989	SH		Sole				6989
VANGUARD MSCI EAFE ETF	CU	92194385	47717	1253069	SH		Sole				1253069
VANGUARD MSCI EMERGING MARKETS	CU	92204285	13711	281999	SH		Sole				281999
VANGUARD REIT INDEX	CU	92290855	14363	238990	SH		Sole				238990
VANGUARD MID CAP 	CU	92290862	16173	201112	SH		Sole				201112
VANGUARD SMALL CAP ETF	CU	92290875	973	12473	SH		Sole				12473
SPDR S&P METALS & MNG	CU	86330E64	1773	25564	SH		Sole				25564
IPATH DJ-UBS AGRICULTURE TR SUB-IDX	CU	06739H20	1922	33692	SH		Sole				33692
POWERSHARES QQQ TR	CU	73935A10	1043	18286	SH		Sole				18286
SPDR S&P 500 ETF	CU	78462f10	105782	801562	SH		Sole				801562
SPDR GOLD ETF	CU	78463V10	261	1785	SH		Sole				1785
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	648	16039	SH		Sole				16039
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	4272	134506	SH		Sole				134506
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	598	8982	SH		Sole				8982
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2066	16687	SH		Sole				16687
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	449	11404	SH		Sole				11404
ENERGY SELECT SECTOR SPDR	CU	81369Y50	457	6066	SH		Sole				6066